Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets by Category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortized cost unless otherwise stated:

	December 31,
	2022	2021
	£000s	£000s
Trade receivables	915	331
Cash and cash equivalents	54,816	73,537
Financial assets at amortized costs - U.S.Treasury Bills	16,328
Non-current financial assets at amortized cost	284	301
	72,343	74,169

Summary of Financial Liabilities by Category

Financial liabilities by category

	December 31,
	2022	2021
	£000s	£000s
Trade and other payables	12,166	10,464
Lease liability	446	137
	12,612	10,601

All amounts are short-term with trade and other payables due in less than 6 months. The lease liability is £0.1 million due within 6 months and £0.1 million due in 6 to 12 months. £0.2 million is due between 1 to 2 years.

Summary of Credit Quality of Financial Assets

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2022	2021
	£000s	£000s
Trade receivables	915	331
Financial assets at amortized cost – non-current	284	301
Financial assets at amortized cost – current	16,328
	17,527	632

Summary of Currency Risk

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2022	2021
	£000s	£000s
Financial assets	2,302	1,918
Financial liabilities	(1,279)	(3,278)
Net financial liabilities	1,023	(1,360)

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2022	2021
	£000s	£000s
Financial assets	53,086	11,248
Financial liabilities	(2,947)	(876)
Net financial assets	50,139	10,372
The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2022
Group result for the year	(40,489)	(37,572)	(44,865)
Euro denominated net financial liabilities	1,023	853	1,279
Total equity at December 31, 2022	22,072	21,902	22,328

2021
Group result for the year	(39,410)	(35,618)	(45,099)
Euro denominated net financial liabilities	(1,360)	(1,133)	(1,700)
Total equity at December 31, 2021	8,526	8,753	8,186

2020
Group result for the year	(32,547)	(29,056)	(37,784)
Euro denominated net financial liabilities	(723)	(603)	(904)
Total equity at December 31, 2020	9,059	9,180	8,878
The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2022
Group result for the year	(40,489)	(37,013)	(45,703)
U.S. dollar denominated net financial assets	50,139	41,783	62,674
Total equity at December 31, 2022	22,072	13,716	34,607

2021
Group result for the year	(39,410)	(36,308)	(44,063)
U.S. dollar denominated net financial assets	10,372	8,643	12,965
Total equity at December 31, 2021	8,526	6,797	11,119

2020
Group result for the year	(32,547)	(31,283)	(34,442)
U.S. dollar denominated net financial assets	27,304	22,753	34,130
Total equity at December 31, 2020	9,059	4,508	15,885